General (Tables)	6 Months Ended
Jun. 30, 2024
GENERAL
Schedule of excess fair value of shares issued over fair value of identifiable net assets acquired

		Number of
	Amount	Shares
Shares issued to Gesher shareholders		4,287,156
Opening price of the Company’s share on Nasdaq as of January 25, 2023 ($)	10.23
(A) Fair value of the Company’s shares issued to Gesher shareholders	43,858
Warrants issued to Gesher shareholders		12,250,000
Opening price of the Company’s warrants on Nasdaq as of January 25, 2023 ($)	0.74
(B) Fair value of the Company’s warrants issued to Gesher shareholders	9,012

Gesher’s cash in trust	8,127
Gesher’s liabilities	(1,974)

(C) Net assets of Gesher	6,153

IFRS 2 Listing expenses (A+B-C)	46,717